OTHER COMPREHENSIVE (LOSS)/INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS - Reconciliation (Details) - CAD	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at the beginning of the period	CAD 18,155,000,000	CAD 20,653,000,000
Net current period other comprehensive income/(loss)	(32,000,000)	602,000,000	CAD (171,000,000)
Balance at the end of the period	25,983,000,000	18,155,000,000	20,653,000,000
Cash flow hedge reported in AOCI and expected to be reclassified to Net income in the next 12 months, net of tax	5,000,000
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months, Net Of Tax	3,000,000
Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at the beginning of the period	(383,000,000)	(518,000,000)	(629,000,000)
Other comprehensive income (loss), before reclassifications	7,000,000	135,000,000	111,000,000
Amounts reclassified from accumulated other comprehensive loss	0	0	0
Net current period other comprehensive income/(loss)	7,000,000	135,000,000	111,000,000
Balance at the end of the period	(376,000,000)	(383,000,000)	(518,000,000)
Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at the beginning of the period	(97,000,000)	(128,000,000)	(4,000,000)
Other comprehensive income (loss), before reclassifications	27,000,000	(57,000,000)	(69,000,000)
Amounts reclassified from accumulated other comprehensive loss	42,000,000	88,000,000	(55,000,000)
Net current period other comprehensive income/(loss)	69,000,000	31,000,000	(124,000,000)
Balance at the end of the period	(28,000,000)	(97,000,000)	(128,000,000)
Pension and Other Post-Retirement Benefit Plan Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at the beginning of the period	(198,000,000)	(281,000,000)	(197,000,000)
Other comprehensive income (loss), before reclassifications	(26,000,000)	51,000,000	(102,000,000)
Amounts reclassified from accumulated other comprehensive loss	16,000,000	32,000,000	18,000,000
Net current period other comprehensive income/(loss)	(10,000,000)	83,000,000	(84,000,000)
Balance at the end of the period	(208,000,000)	(198,000,000)	(281,000,000)
Equity Investments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at the beginning of the period	(261,000,000)	(308,000,000)	(104,000,000)
Other comprehensive income (loss), before reclassifications	(101,000,000)	33,000,000	(206,000,000)
Amounts reclassified from accumulated other comprehensive loss	14,000,000	14,000,000	2,000,000
Net current period other comprehensive income/(loss)	(87,000,000)	47,000,000	(204,000,000)
Balance at the end of the period	(348,000,000)	(261,000,000)	(308,000,000)
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at the beginning of the period	(939,000,000)	(1,235,000,000)	(934,000,000)
Other comprehensive income (loss), before reclassifications	(93,000,000)	162,000,000	(266,000,000)
Amounts reclassified from accumulated other comprehensive loss	72,000,000	134,000,000	(35,000,000)
Net current period other comprehensive income/(loss)	(21,000,000)	296,000,000	(301,000,000)
Balance at the end of the period	(960,000,000)	(939,000,000)	(1,235,000,000)
Accumulated net gain (loss) from cash flow hedges attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive income (loss), before reclassifications	3,000,000	0	0
Accumulated foreign currency adjustment attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive income (loss), before reclassifications	CAD (14,000,000)	CAD (306,000,000)	CAD (130,000,000)